Document and Entity Information	3 Months Ended
Mar. 31, 2017
Document And Entity Information [Abstract]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	AMENDMENT NO.2 TO FORM S-4
Document Period End Date	Mar. 31, 2017
Trading Symbol	OGXI
Entity Registrant Name	ONCOGENEX PHARMACEUTICALS, INC.
Entity Central Index Key	0000949858
Entity Filer Category	Smaller Reporting Company